Employee Benefits Government Plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits Government Plans [Abstract]
Expenses	$ 247,393	$ 267,432	$ 164,129